Label	Element	Value
AAM Sawgrass U.S. Small Cap Quality Growth ETF | ADMA Biologics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Mueller Industries, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Ensign Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Varonis Systems, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | CommVault Systems, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Archrock, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | CBIZ, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | RadNet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	31.30%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.20%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.90%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.90%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%